RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)					3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 03, 2023	Jan. 01, 2023	Dec. 01, 2022	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jan. 03, 2023	May 31, 2021
Number of shares stock options								3,450,000
Convertible Promissory Note [Member] | RCVD [Member]
Convertible note, percentage						5.00%
Convertible Promissory Note [Member] | RCVD [Member] | Forecast [Member]
Convertible note, percentage					5.00%
Convertible Promissory Note [Member] | Diagonal Note #4 [Member]
Gross proceeds		$ 104,250
Convertible note, percentage		9.00%	12.00%
Convertible Promissory Note [Member] | International Real Estate Development LLC [Member]
Gross proceeds			$ 8,900,000
Quarterly installment	$ 2,225,000
Rancho Costa Verde Development, LLC [Member]
Remaining Interest percentage										75.00%	25.00%
2021 Plan [Member] | Nonconsolidated Investees, Other [Member]
Remaining vesting percentage						33.00%	33.00%
2021 Plan [Member] | Nonconsolidated Investees, Other [Member] | IRED [Member]
Remaining vesting percentage							33.00%		33.00%
2021 Plan [Member] | Nonconsolidated Investees, Other [Member] | RCVD [Member]
Remaining vesting percentage							25.00%		25.00%
Employment Agreement [Member] | Frank Ingrande [Member]
Remaining Interest percentage							75.00%
Employment Agreement [Member] | Frank Ingrande [Member]
Remaining vesting percentage							33.00%
International Real Estate Development LLC [Member] | Frank Ingrande [Member]
Remaining Interest percentage						75.00%	75.00%
International Real Estate Development LLC [Member] | Rancho Costa Verde Development, LLC [Member] | Series A Preferred Stock [Member]
Convertion of stock, shares					89,000	89,000
Chief Executive Officer [Member]
Construction on residential fund							$ 251,000
Chief Executive Officer [Member] | Employment Agreement [Member]
Accrued compensation cost							33,808
Chief Executive Officer [Member] | Employment Agreement [Member] | 2022 Plan [Member]
Number of shares stock options				465,834
Strike price				$ 0.20
Stock option vesting percentage				25.00%
Remaining vesting percentage				75.00%
Estimated fair value				$ 90,188
Chief Executive Officer [Member] | Employment Agreement [Member] | 2022 Plan [Member] | Equity Option [Member]
Share-based payment arrangement, expense						$ 16,900	67,600
Chief Executive Officer [Member] | Land [Member]
Construction on residential fund						1,400,000	1,400,000
Chief Executive Officer [Member] | Related Party [Member]
Balance owed to related party						66,846	66,846	$ 33,038
Chief Financial Officer [Member] | Employment Agreement [Member]
Accrued compensation cost							33,808
Chief Financial Officer [Member] | Employment Agreement [Member] | 2022 Plan [Member]
Number of shares stock options				465,834
Strike price				$ 0.20
Stock option vesting percentage				25.00%
Remaining vesting percentage				75.00%
Estimated fair value				$ 90,188
Chief Financial Officer [Member] | Employment Agreement [Member] | 2022 Plan [Member] | Equity Option [Member]
Share-based payment arrangement, expense						16,900	67,600
Chief Financial Officer [Member] | Related Party [Member]
Balance owed to related party						66,846	66,846	33,038
President [Member] | Employment Agreement [Member]
Accrued compensation cost							33,808
President [Member] | Employment Agreement [Member] | 2022 Plan [Member]
Number of shares stock options				465,834
Strike price				$ 0.20
Stock option vesting percentage				25.00%
Remaining vesting percentage				75.00%
Estimated fair value				$ 90,188
President [Member] | Employment Agreement [Member] | 2022 Plan [Member] | Equity Option [Member]
Share-based payment arrangement, expense						16,900	67,600
President [Member] | Related Party [Member]
Balance owed to related party						$ 66,846	$ 66,846	$ 33,038